Financial Risks - Summary of Information on Historical Net Result and Shareholders' Equity (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)
Americas [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net result | $	$ (266)		$ 562
Equity in functional currency | $	$ 3,690		$ 3,456
United Kingdom [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net result | £		£ 26		£ 57
Equity in functional currency | £		£ 1,256		£ 1,373